Shareholders' Equity	12 Months Ended
Oct. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 12 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated on February 28, 2022 to serve as a holding company. The Company’s authorized share capital is 500,000,000 ordinary shares of a par value of $0.0001 each. In connection with the SPAC Transaction on December 16, 2022, the Company issued 50 million ordinary shares in exchange for all outstanding ordinary shares of Caravelle Group and issued 2,719,579 ordinary shares to the SPAC shareholders. In connection with the SPAC Transaction, the Company also issued 55,000 ordinary shares to settle Pacifico’s promissory note of $500,000. As a result, the Company had 52,774,579 ordinary shares issued and outstanding immediately after the SPAC Transaction.

As of October 31, 2023, the Company had 52,774,579 ordinary shares issued and outstanding.

2022 Incentive Plan

The Company has adopted the 2022 Share Incentive Plan (the “2022 Plan”), which provides for the issuance of up to an aggregate of 3,349,520 of its ordinary shares. The 2022 Plan permits the awards of options, share appreciation rights, rights to dividends and dividend equivalent right, restricted shares and restricted share units and other rights or benefits under the 2022 Plan. No share incentives were granted under the 2022 Plan as of October 31, 2023.

Dividends

During the year ended October 31, 2022, the Group’s subsidiary - Topsheen Shipping declared and paid total dividends of $16,952,502, of which Topsheen Samoa received $8,289,902 and non-controlling shareholder received $8,662,600.

On December 30, 2022, the Group’s subsidiary - Topsheen Shipping declared dividends of $2,000,000, of which Topsheen Samoa received $1,220,000 and non-controlling shareholder received $780,000. On January 31, 2023, Topsheen Samoa declared dividends of $1,220,000, of which non-controlling shareholder received $122,000.

For the years ended October 31, 2023, the Group declared and paid in total of $902,000 dividends to non-controlling interest shareholders. The dividends at the Group's subsidiaries were determined based on the related subsidiary's historical performance and earnings at the time of the dividend declaration.

Purchase of a non-controlling shareholder’s interest

On October 19, 2021, Keen Best Shipping Co., Ltd, a non-controlling shareholder, transferred 400,000 shares of Topsheen Bulk to Topsheen Shipping for consideration of $327,848. As the result of the transaction, Topsheen Bulk became a 100% owned subsidiary of Topsheen Shipping.